Borrowings - Schedule of Borrowings Principal Payments (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
2020	$ 1,444.9
2021	190.8
2022	635.8
2023	384.3
2024	406.5
Thereafter	4,198.7
Total	7,261.0
Holding company
Disclosure of detailed information about borrowings [line items]
2020	0.0
2021	0.0
2022	343.9
2023	308.5
2024	367.5
Thereafter	3,128.8
Total	4,148.7
Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
2020	140.0
2021	90.0
2022	0.0
2023	0.0
2024	0.0
Thereafter	798.1
Total	1,028.1
Non-insurance companies
Disclosure of detailed information about borrowings [line items]
2020	1,304.9
2021	100.8
2022	291.9
2023	75.8
2024	39.0
Thereafter	271.8
Total	$ 2,084.2